PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
PROPERTY, PLANT, AND EQUIPMENT

NOTE 13

PROPERTY, PLANT, AND EQUIPMENT

a)   As of December 31, 2017 and 2016, the composition of property, plant, and equipment balances are composed as follows:

		As of December 31, 2017
	Net opening balance as of January 1, 2017	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$

Land and buildings	169,809	274,079	(114,727)	159,352
Equipment	66,506	193,689	(130,173)	63,516
Ceded under operating leases	4,230	4,888	(667)	4,221
Other	16,834	60,822	(45,364)	15,458
Total	257,379	533,478	(290,931)	242,547

		As of December 31, 2016
	Net opening balance as of January 1, 2016	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$

Land and buildings	158,434	264,016	(94,207)	169,809
Equipment	59,908	168,124	(101,618)	66,506
Ceded under operating leases	4,238	4,888	(658)	4,230
Other	18,079	55,973	(39,139)	16,834
Total	240,659	493,001	(235,622)	257,379

b)	The changes in the value of property, plant, and equipment as of December 31, 2017 and 2016 is as follows:

b. 1) Gross balance

2017	Land and buildings	Equipment	Ceded under operating leases	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2017	264,016	168,124	4,888	55,973	493,001
Additions	27,592	26,278	-	4,902	58,772
Disposals	(17,529)	(359)	-	(53)	(17,941)
Impairment due to damage	-	(354)	-	-	(354)
Other	-	-	-	-	0
Balances as of December 31, 2017	274,079	193,689	4,888	60,822	533,478

2016	Land and buildings	Equipment	Ceded under operating leases	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2016	237,449	137,621	4,888	51,482	431,440
Additions	26,567	30,965	-	4,823	62,355
Disposals	-	(228)	-	(332)	(560)
Impairment due to damage	-	(234)	-	-	(234)
Other	-	-	-	-	-
Balances as of December 31, 2016	264,016	168,124	4,888	55,973	493,001

b. 2) Accumulated depreciation

2017	Land and buildings	Equipment	Ceded under operating leases	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2017	(94,207)	(101,618)	(658)	(39,139)	(235,622)
Depreciation charges in the period	(20,744)	(28,592)	(9)	(6,277)	(55,622)
Sales and disposals in the period	224	37	-	52	313
Transfers	-	-	-	-	0
Other	-	-	-	-	0
Balances as of December 31, 2017	(114,727)	(130,173)	(667)	(45,364)	(290,931)

2016	Land and buildings	Equipment	Ceded under operating leases	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2016	(79,015)	(77,713)	(650)	(33,403)	(190,781)
Depreciation charges in the period	(15,192)	(23,976)	(8)	(5,849)	(45,025)
Sales and disposals in the period	-	71	-	113	184
Transfers	-	-	-	-	-
Other	-	-	-	-	-
Balances as of December 31, 2016	(94,207)	(101,618)	(658)	(39,139)	(235,622)

c)  Operational leases – lessor

As of December 31, 2017 and 2016, the future minimum lease cash inflows under non-cancellable operating leases are as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Due within 1 year	567	506
Due after 1 year but within 2 years	749	1,029
Due after 2 years but within 3 years	480	502
Due after 3 years but within 4 years	348	473
Due after 4 years but within 5 years	308	344
Due after 5 years	1,792	2,067

Total	4,244	4,921

d)	Operational leases – lessee

Certain Bank’s premises and equipment are leased under various operating leases. Future minimum rental payments under non-cancellable leases are as follows:

	As of December 31,
	2017	2016
	MCh$	MCh$

Due within 1 year	26,059	26,455
Due after 1 year but within 2 years	21,343	24,903
Due after 2 year but within 3 years	18,091	20,582
Due after 3 years but within 4 years	15,736	17,321
Due after 4 years but within 5 years	12,734	14,569
Due after 5 years	51,502	53,694

Total	145,465	157,524

e)	As of December 31, 2017 and 2016, the Bank has no financial leases which cannot be unilaterally rescinded.

f)	The Bank has no restriction on property, plant and equipment as of December 31, 2017 and 2016. Additionally, the property, plant and equipment have not been provided as guarantees of financial liabilities. The Bank has no debt in connection with property, plant and equipment.